CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 U.S. Quartz Products, Inc. [Member]	Dec. 31, 2011 White-Wood Distributors Ltd. [Member]	Dec. 31, 2011 Prema Asia Marketing PTE Ltd. [Member]	Dec. 31, 2010 Tessera Stones & Tiles Pty Limited and Carsilstone Pty Limited [Member]	Dec. 31, 2008 Tessera Stones & Tiles Pty Limited and Carsilstone Pty Limited [Member]
Cash flows from operating activities:
Net income	$ 40,367	$ 29,304	$ 29,006
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,368	14,615	10,034
Share-based compensation expense	3,660
Decrease in share-based payment in subsidiary	(1,383)
Accrued severance pay, net	(61)	(33)	(99)
Changes in deferred tax, net	(1,927)	(3,858)	1,428
Equity in loss of affiliate, net		67	296
Capital losses (gains)	(79)	(84)	190
Foreign currency translation gains	417	1,433	320
Impairment of long-term loan to others		1,127
Increase in trade receivables including receivable from related party	(8,561)	(10,460)	(1,506)
Decrease (increase) in other accounts receivable and prepaid expenses	(3,291)	(2,376)	571
Decrease (increase) in inventories	(3,816)	4,090	(4,803)
Increase (decrease) in trade payables	5,201	(942)	(5,281)
Increase (decrease) in warranty provision	297	(126)	(124)
Increase (decrease) in accrued expenses and other liabilities including related parties	(9,922)	(4,533)	16,617
Net cash provided by operating activities	35,270	28,224	46,649
Cash flows from investing activities:
Investment in short-term deposits	(43,700)
Acquisition of the business of Tessera Stones & Tiles Pty			(705)	(16,213)	(1,954)	(576)
Acquisition of U.S. Quartz Products, Inc.		(16,213)
Acquisition of the business of White-Wood Distributors Ltd.		(1,954)
Acquisition of the business of Prema Asia Marketing PTE Ltd.	(150)	(576)
Purchase of property, plant and equipment	(13,481)	(8,785)	(5,486)
Decrease (increase) in long-term deposits and prepayments	(849)	(16)	24
Repayment of loan by related party and other		177	247
Net cash used in investing activities	(58,180)	(27,367)	(5,920)
Cash flows from financing activities:
Dividend paid	(27,182)	(6,948)	(13,972)
Receipt from issuance of ordinary shares, net	76,768
Repayment of long-term loans	(12,670)	(19,819)	(15,037)
Short-term bank credit and loans, net	1,275	(7,402)	8,040
Repayment of contingent consideration related to U.S. Quartz Products, Inc. acquisition	(6,242)						(705)
Contribution to equity by non-controlling interest		458
Receipt of a financing leaseback related to Bar-Lev transaction	10,893
Receipt of long-term loan from related party		1,878
Repayment of a financing leaseback related to Bar-Lev transaction	(362)
Net cash provided by (used in) financing activities	42,480	(31,833)	(20,969)
Effect of exchange rate differences on cash and cash equivalents	(2,487)	(811)	3,450
Increase (decrease) in cash and cash equivalents	17,083	(31,787)	23,210
Cash and cash equivalents at beginning of year	11,950	43,737	20,527
Cash and cash equivalents at end of year	29,033	11,950	43,737
Cash received (paid) during the year for:
Interest paid	(1,947)	(1,734)	(1,459)
Interest received	376	286	318
Tax paid	(7,895)	(5,393)	(2,345)
Tax received			2,578
Consideration:
Cash				20,000	1,954	576		37,285
Additional contingent cash payments	6,242						705
Fair value of future consideration				6,210	151	252
Fair value of the company's equity interest held before the business combination				6,807
Total consideration				33,017	2,105	828
Identifiable assets acquired and liabilities assumed:
Cash acquired				3,787
Working capital (excluding cash and cash equivalents)				2,944
Inventory					544	50
Property and equipment/Fixed assets				1,794		26
Goodwill and intangible assets				36,157	1,561	752
Long-term liabilities				(11,665)
Net assets acquired				33,017	2,105	828
Net cash paid for acquisition			705	16,213	1,954	576
Declared dividend			3,310
Purchase of fixed assets with credit from suppliers	2,141	3,633	3,017
Acquisition of intangible assets in Canada (for redeemable non-controlling rights in Caesarstone Canada Inc.)			4,906
Acquisition of goodwill in Canada (for redeemable non-controlling rights in Caesarstone Canada Inc.)			$ 425